INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Deferred tax asset		$ 354,846	$ 162,834
Total Valuation Allowance			876,874
Net loss	(7,005,852)	(3,711,925)
Federal Net Operating Loss
Net loss	$ 3,796,907	$ 768,047	$ 479,440	$ 171,898
Expiration of Federal NOL
Expiration	2034	2033	2032	2031